Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FORUM FUNDS II
Entity Central Index Key	0001576367
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000142990
Shareholder Report [Line Items]
Fund Name	Acuitas US Microcap Fund
Class Name	Institutional
Trading Symbol	AFMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Acuitas US Microcap Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Acuitas US Microcap Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://acuitasfunds.com/invest-with-us/. You can also request this information by contacting us at (844) 805-5628.

Additional Information Phone Number	(844) 805-5628
Additional Information Website	https://acuitasfunds.com/invest-with-us/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$155	1.50%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund returned -2.42% over the last six months, underperforming the Russell Microcap Index’s return of -1.10% by 132 basis points. Over the last year, the Fund has returned 6.95% compared to the Russell Microcap Index’s return of 13.40%. Within our Fund, our growth-orientated subadvisers struggled a bit more than others, while the newest subadviser in the Fund has had a strong start and has meaningfully outperformed their benchmark.

Generally speaking, it has been a difficult market environment for active managers. Uncertainty and volatility across markets has been driven by a unique blend of geopolitical risks, regulatory uncertainty, and a full-scale global trade war. We are confident that once the dust settles on these fronts, the environment for active management will become more favorable. Smaller stocks are also more levered to the domestic economy than larger multi-national organizations, meaning they are less directly impacted by global trade wars and geopolitical developments. However, they tend to be more economically sensitive and have been impacted by the market volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Acuitas US Microcap Fund	Russell 3000 Index	Russell Microcap® Index
06/30/15	$10,000	$10,000	$10,000
09/30/15	$9,157	$9,275	$8,622
12/31/15	$9,518	$9,857	$8,945
03/31/16	$9,149	$9,952	$8,459
06/30/16	$9,573	$10,214	$8,794
09/30/16	$10,376	$10,663	$9,784
12/31/16	$11,569	$11,112	$10,767
03/31/17	$11,365	$11,750	$10,808
06/30/17	$11,700	$12,104	$11,222
09/30/17	$12,565	$12,658	$11,969
12/31/17	$12,756	$13,460	$12,185
03/31/18	$12,621	$13,373	$12,267
06/30/18	$13,662	$13,893	$13,490
09/30/18	$14,077	$14,883	$13,602
12/31/18	$11,112	$12,754	$10,591
03/31/19	$12,573	$14,545	$11,978
06/30/19	$12,340	$15,141	$12,089
09/30/19	$12,057	$15,317	$11,429
12/31/19	$13,544	$16,711	$12,966
03/31/20	$8,529	$13,218	$8,819
06/30/20	$10,766	$16,130	$11,512
09/30/20	$11,479	$17,615	$11,937
12/31/20	$15,449	$20,201	$15,684
03/31/21	$19,296	$21,483	$19,431
06/30/21	$20,586	$23,253	$20,235
09/30/21	$19,529	$23,230	$19,227
12/31/21	$19,974	$25,385	$18,717
03/31/22	$18,291	$24,045	$17,295
06/30/22	$15,405	$20,029	$14,016
09/30/22	$15,231	$19,135	$13,948
12/31/22	$16,148	$20,509	$14,607
03/31/23	$16,745	$21,982	$14,195
06/30/23	$17,568	$23,825	$14,946
09/30/23	$16,858	$23,050	$13,760
12/31/23	$18,960	$25,833	$15,971
03/31/24	$20,096	$28,421	$16,718
06/30/24	$18,733	$29,335	$15,837
09/30/24	$19,968	$31,162	$17,149
12/31/24	$20,532	$31,983	$18,159
03/31/25	$17,461	$30,473	$15,547
06/30/25	$20,035	$33,822	$17,959

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Acuitas US Microcap Fund	6.95%	13.23%	7.20%
Russell 3000 Index	15.30%	15.96%	12.96%
Russell Microcap® Index	13.40%	9.30%	6.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective June 12, 2024, the Fund changed its primary benchmark index from the Russell Microcap® Index to the Russell 3000® Index due to regulatory requirements. The Fund retained the Russell Microcap® Index as a secondary benchmark because the Russell Microcap® Index more closely aligns with the Fund’s investment strategies and investment restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Russell Microcap® Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 91,658,995
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 828,677
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$91,658,995
# of Portfolio Holdings	259
Portfolio Turnover Rate	63%
Investment Advisory Fees (Net of fees waived)	$828,677

Holdings [Text Block]

Asset Class Weightings

(% total investments)

Value	Value
Common Stock	97.3%
Money Market Fund	2.7%

Sector Weightings

(% total investments)*

Value	Value
Industrials	24.5%
Health Care	19.3%
Financials	15.8%
Technology	15.7%
Consumer Discretionary	10.2%
Energy	4.6%
Utilities	2.9%
Real Estate	1.9%
Consumer Staples	1.8%
Basic Materials	1.7%
Telecommunications	1.6%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of total investments)*

Ducommun, Inc.	2.45%
Niagen Bioscience, Inc.	2.05%
ADTRAN Holdings, Inc.	1.43%
Magnite, Inc.	1.41%
American Coastal Insurance Corp.	1.28%
iRadimed Corp.	1.26%
Vishay Precision Group, Inc.	1.26%
Customers Bancorp, Inc.	1.22%
Barrett Business Services, Inc.	1.19%
Aviat Networks, Inc.	1.17%

* excluding cash equivalents